Discontinued Operations Discontinued Operations Additional Information (Details)	3 Months Ended								12 Months Ended
	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Tangible and Intangible Asset Impairment Charges	$ 183,000,000		$ 46,000,000	$ 45,000,000		$ 107,000,000	$ 36,000,000	$ 13,000,000		$ 91,000,000	$ 156,000,000
Gain on Disposition of Business									$ 1,340,000,000	(111,000,000)	483,000,000
Income from discontinued operations attributable to noncontrolling interests									4,000,000	23,000,000	17,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									124,000,000	(189,000,000)	186,000,000
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from Disposal of Discontinued Operation, before Income Tax										(80,000,000)
Tangible and Intangible Asset Impairment Charges										43,000,000
Transaction costs, divestiture related										27,000,000
Severance Costs										10,000,000
Gain on Disposition of Business											476,000,000
Restructuring Costs, Included in Discontinued Operations											28,000,000
Global Workplace Solutions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue									3,025,000,000	4,079,000,000	4,265,000,000
Discontinued Operation, Income from Discontinued Operation, before Income Tax									1,203,000,000	119,000,000	119,000,000
Transaction costs, divestiture related									87,000,000
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount									680,000,000	35,000,000
Discontinued Operation, Tax Effect of Discontinued Operation									1,075,000,000	75,000,000	22,000,000
Income from discontinued operations attributable to noncontrolling interests									4,000,000	15,000,000	12,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									124,000,000	29,000,000	85,000,000
Automotive Experience Electronics
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue										1,027,000,000	1,320,000,000
Discontinued Operation, Income from Discontinued Operation, before Income Tax										(8,000,000)	578,000,000
Gain on Disposition of Business						$ 476,000,000
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount					$ 180,000,000
Discontinued Operation, Tax Effect of Discontinued Operation										202,000,000	472,000,000
Income from discontinued operations attributable to noncontrolling interests										8,000,000	5,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent									0	(218,000,000)	$ 101,000,000
Global Workplace Solutions | Business Divestitures, 2004
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on divestiture				$ 25,000,000						$ (25,000,000)
Global Workplace Solutions | Brookfield Johnson Controls [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Income from Discontinued Operation, before Income Tax		$ (200,000,000)							200,000,000
Number of Joint Ventures Divested		2
Discontinued Operation, Tax Effect of Gain from Disposal of Discontinued Operation									73,000,000
Global Workplace Solutions | CBRE Group, Inc. [Member] [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Income from Discontinued Operation, before Income Tax	$ (940,000,000)								940,000,000
Ongoing Strategic Relationship With Buyer in Divestiture of Business		10 years
Discontinued Operation, Tax Effect of Gain from Disposal of Discontinued Operation									$ 297,000,000